4. CASH AND CASH EQUIVALENTS	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Note 4. CASH AND CASH EQUIVALENTS	Cash and cash equivalents consist of cash at bank and in hand of $29,564,669 as at March 31, 2015 (December 31, 2014 - $33,517,096).